Shareholder Report, Average Annual Return (Details) DFEI_World ex U.S. Core Equity Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	World ex U.S. Core Equity Portfolio – Institutional
Average Annual Return, Percent	25.43%	12.94%	8.32%
MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	24.62%	11.10%	7.68%